Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.95%
California: 96.77%
Airport revenue: 8.65%
Alameda Corridor Transportation Authority Series C CAB (AGM Insured)¤	0.00%	10-1-2053	$3,825,000	$956,313
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,725,064
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,869,833
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,098,868
County of Sacramento Airport System Revenue%%	5.00	7-1-2054	1,250,000	1,376,501
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,128,945
Norman Y Mineta San Jose International Airport Series A AMT	5.00	3-1-2047	4,000,000	4,050,291
Norman Y Mineta San Jose International Airport Series B	5.00	3-1-2042	1,750,000	1,817,199
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2039	3,000,000	3,305,525
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,350,818
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,333,292
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,856,036
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,174,683
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,191,625
				56,234,993
Education revenue: 8.09%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,715,037
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	240,000	241,375
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	626,120
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,823,052
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	1,060,543
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,446,506
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	765,322
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	10,434,126
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	916,469
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,324,722
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,613,736
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	706,981
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,590,425
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Bright Star Schools Obligated Group144A	5.00%	6-1-2047	$1,000,000	$995,740
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	984,543
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	715,013
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	225,000	225,006
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,549,474
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,008,832
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	1,027,538
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	811,643
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	948,476
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,100,248
California State University Series A	5.00	11-1-2047	1,000,000	1,043,331
California State University Series A	5.25	11-1-2053	1,000,000	1,136,130
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,177,189
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,917,748
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,415,834
University of California Series K	4.00	5-15-2046	5,295,000	5,259,900
				52,581,059
GO revenue: 19.06%
Barstow Unified School District Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,296,850
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,074,914
Cerritos Community College District Series D CAB¤	0.00	8-1-2029	1,750,000	1,538,158
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,147,942
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,443,020
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,442,361
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,518,877
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2036	200,000	206,743
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2038	500,000	515,666
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,244
Long Beach Unified School District Series B¤	0.00	8-1-2035	2,000,000	1,425,497
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,991,682
Merced City School District	5.00	8-1-2045	1,000,000	1,012,299
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,683,977
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,913,237
Pleasanton Unified School District	4.00	8-1-2052	8,240,000	8,232,536
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,095,000	1,205,902
Rialto Unified School District Series A (AGM Insured)¤	0.00	8-1-2026	3,320,000	3,169,541
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,113,525
See accompanying notes to portfolio of investments
2 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Diego Unified School District Series I	4.00%	7-1-2047	$2,025,000	$2,014,049
San Francisco Community College District Series B (BAM Insured)##	5.25	6-15-2049	15,000,000	17,003,544
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,710,368
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,525,548
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,519,252
Santa Ana Unified School District Series B (AGC Insured)¤	0.00	8-1-2038	15,000,000	9,361,740
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	4,018,425
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,011,170
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,513,731
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,762,014
Sonoma Valley Unified School District Series A¤	0.00	8-1-2027	1,020,000	944,705
State of California	4.00	9-1-2043	10,000,000	10,337,084
State of California	5.00	8-1-2046	10,000,000	10,303,476
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,897,343
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,504,398
Wiseburn School District (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,422,337
				123,877,155
Health revenue: 18.11%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,941,666
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,571,712
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	10,296,049
California HFFA Children’s Hospital of Orange County Obligated Group Series A	5.00	11-1-2054	4,750,000	5,265,346
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,439,652
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,335,188
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,934,130
California HFFA Lundquist Institute For Biomedical Innovation At Harbor-Ucla Medical Center	5.00	9-1-2048	6,095,000	6,126,887
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,399,987
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	740,313
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,039,273
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,915,906
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	3,034,246
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	8,945,000	9,600,838
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,381,124
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,413,271
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,634,678
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	2,116,393
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,291,043
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Inland Christian Home, Inc.	4.00%	12-1-2049	$2,915,000	$2,924,787
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,334,169
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,816,501
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	509,037
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,400,331
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,207,712
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,174,029
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,529,616
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,129,877
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,179,093
California Statewide CDA John Muir Health Obligated Group Series A	5.25	12-1-2054	2,000,000	2,239,195
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,149,990
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	725,515
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	516,913
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	463,109
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,933,241
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	1,003,003
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	5,006,553
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,011,613
				117,731,986
Housing revenue: 12.65%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	3,000,000	2,373,245
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,879,882
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,945,399	8,157,061
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	121,513	124,083
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,152,166
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,742,549
California Municipal Finance Authority Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,257,685
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,325,042
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,932,742
California Municipal Finance Authority Caritas Corp. Series B	4.00	8-15-2051	1,340,000	1,234,000
See accompanying notes to portfolio of investments
4 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority Caritas Project Series A	5.00%	8-15-2029	$500,000	$530,685
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2051	6,700,000	6,936,253
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2033	600,000	629,605
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2034	700,000	733,470
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2035	700,000	731,462
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2036	600,000	624,238
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	726,154
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	775,275
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,126,080
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	1,000,000	1,093,876
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2052	5,650,000	5,884,382
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	554,150
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	760,055
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,648,187
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,123,534
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	835,000	854,950
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.14	3-1-2057	5,000,000	5,000,000
Compton PFA144A	4.00	9-1-2027	3,520,000	3,520,561
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,235,956
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,077,132
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,018,977
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,597,820
Los Angeles County Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,868,214
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,562,295
Montclair Financing Authority Public Facilities Projects (AGM Insured)	5.00	10-1-2035	2,400,000	2,403,243
Riverside County Asset Leasing Corp. (NPFGC Insured)¤	0.00	6-1-2026	10,000,000	9,549,901
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,166,139
Sacramento County Housing Authority Series C (FNMA Insured) (FNMA LIQ)ø	2.35	7-15-2029	330,000	330,000
				82,241,049
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 6.30%
California Municipal Finance Authority Palomar Health Obligated Group Series A (AGM Insured)	5.25%	11-1-2052	$1,500,000	$1,626,591
City of Irvine Reassessment District No. 15-2	5.00	9-2-2025	725,000	738,354
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	407,371
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,509,908
City of Porterville Water Revenue System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	1,000,788
City of Upland San Antonio Regional Hospital Obligated Group	5.00	1-1-2047	1,955,000	1,998,606
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,298,506
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,745,447
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	748,368
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,408,339
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,549,180
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,161,750
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	4,146,309
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,161,656
Mountain House PFA Community Services District Series A	5.00	12-1-2034	535,000	574,477
North Coast County Water District COP (AGM Insured)	4.00	10-1-2051	1,745,000	1,745,501
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	4,270,100
San Marino Unified School District Series A COP	5.00	12-1-2041	255,000	255,173
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,610,904
				40,957,328
Tax revenue: 12.69%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,161,364
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,579,769
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	462,012
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	922,904
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	986,044
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2052	1,750,000	1,599,632
City & County of San Francisco Community Facilities District No. 2016-1 Series A	5.00	9-1-2052	1,000,000	1,061,438
City of Belmont Community Facilities District No. 2000-1 (Ambac Insured)	5.75	8-1-2030	3,190,000	3,535,579
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,725,008
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2048	3,750,000	3,907,393
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	975,849
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,185,969
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,025,612
See accompanying notes to portfolio of investments
6 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00%	9-1-2048	$1,500,000	$1,541,304
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,237,413
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,520,470
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	319,131
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,030,394
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	2,172,223
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2033	1,500,000	1,503,369
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2038	1,635,000	1,637,764
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,253,268
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	354,615
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	416,112
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	260,793
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	260,070
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,588,845
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,062,275
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,968,567
Rancho Cucamonga Redevelopment Successor Agency (AGM Insured)	5.00	9-1-2032	1,870,000	1,873,306
Redwood City Redevelopment Successor Agency (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,957,976
River Islands PFA Community Facilities District No. 2016 (AGM Insured)	5.25	9-1-2052	2,000,000	2,195,101
River Islands PFA Community Facilities District No. 2023-1 Area No. 2	5.00	9-1-2054	2,500,000	2,569,206
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,644,057
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,096,818
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	2,450,000	2,250,004
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,501,795
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,562,456
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,542,200
Sonoma Community Development Successor Agency (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,377,510
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	1,052,865
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,810,780
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2040	750,000	757,486
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2045	1,000,000	1,008,238
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,020,013
				82,474,997
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.68%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00%	6-1-2055	$14,000,000	$2,785,731
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,070,000	1,085,028
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	564,200
				4,434,959
Transportation revenue: 0.31%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	2,010,662
Utilities revenue: 8.04%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	7,000,000	7,699,631
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,386,943
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,700,957
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,442,745
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,514,279
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,788,138
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,077,796
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,581,182
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	2.95	7-1-2035	750,000	750,000
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,901,519
Los Angeles Department of Water & Power System Revenue Series F-1 (JPMorgan Chase Bank N.A. SPA)ø	3.10	7-1-2048	900,000	900,000
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	5,071,253
M-S-R Energy Authority Series C	6.13	11-1-2029	785,000	842,248
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,163,547
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	450,787
Roseville Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,937,113
Southern California Public Power Authority Project No. 3 Series A	5.25	11-1-2025	1,000,000	1,018,717
				52,226,855
Water & sewer revenue: 2.19%
Adelanto Public Utility Authority Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,101,323
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	11-21-2045	2,615,000	2,798,489
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,811,953
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,527,585
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,314
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,004,209
				14,246,873
				629,017,916
Guam: 0.36%
Miscellaneous revenue: 0.16%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	1,012,221
See accompanying notes to portfolio of investments
8 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.20%
Guam Government Waterworks Authority Series A	5.00%	1-1-2050	$1,250,000	$1,301,200
				2,313,421
Illinois: 0.16%
GO revenue: 0.16%
State of Illinois Series B	4.50	5-1-2048	1,000,000	1,016,397
New York: 1.59%
Industrial development revenue: 0.80%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,209,455
Tax revenue: 0.79%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	3,360,000	2,690,248
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,439,877
				5,130,125
				10,339,580
Ohio: 0.07%
Tobacco revenue: 0.07%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	475,769
Total municipal obligations (Cost $639,038,432)				643,163,083

		Yield	Shares
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞##		4.86	396,610	396,610
Total short-term investments (Cost $396,610)				396,610
Total investments in securities (Cost $639,435,042)	99.01%			643,559,693
Other assets and liabilities, net	0.99			6,430,100
Total net assets	100.00%			$649,989,793

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$817,140	$26,496,783	$(26,917,313)	$0	$0	$396,610	396,610	$20,389
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	160	12-19-2024	$18,317,772	$18,285,000	$0	$(32,772)
See accompanying notes to portfolio of investments
10 | Allspring California Tax-Free Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring California Tax-Free Fund | 11

Notes to portfolio of investments—September 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$643,163,083	$0	$643,163,083
Short-term investments
Investment companies	396,610	0	0	396,610
Total assets	$396,610	$643,163,083	$0	$643,559,693
Liabilities
Futures contracts	$32,772	$0	$0	$32,772
Total liabilities	$32,772	$0	$0	$32,772
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2024, $1,260,000 was segregated as cash collateral for these open futures contracts.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring California Tax-Free Fund